Property, plant and equipment - Additional Information (Details) $ in Thousands		1 Months Ended				2 Months Ended	12 Months Ended
	Dec. 31, 2023 vessel TEU	Feb. 29, 2024 USD ($) TEU vessel	Nov. 30, 2023 TEU	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) TEU vessel	Feb. 29, 2024 vessel	Dec. 31, 2023 USD ($) vessel TEU	Dec. 31, 2022 USD ($) TEU vessel	Dec. 31, 2021 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense | $							$ 365,974	$ 334,121	$ 345,164
Loss (Gain) on sale | $							(3,700)	3,700	(16,400)
Payments to acquire property, plant & equipment | $							$ 3,010,900	$ 1,239,700	$ 1,577,000
Number of vessels classified as held for sale | vessel	1						1
One Vessel, 15,000 TEU
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel								1
Capacity of vessels purchased								15,000
Term of agreement								5 years
Six Vessels, 11,800 TEU
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel								6
Capacity of vessels purchased								11,800
Term of agreement								5 years
Vessels
Property Plant And Equipment [Line Items]
Capacity of vessels purchased			14,000					10,000
Number of vessels sold | vessel					1		2	10
Sale price | $					$ 21,600		$ 43,250	$ 257,075
Loss (Gain) on sale | $				$ (2,744)			$ (920)	$ 3,973
Capacity of vessels sold					4,250		4,250
Number of vessels classified as held for sale | vessel	1						1
Capacity of vessels classified as held for sale	4,250
Vessels | Subsequent Event
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel						9
Capacity of vessels purchased		14,000
Number of vessels sold | vessel		1
Sale price | $		$ 29,800
Capacity of vessels sold		4,250
Vessels | ONE
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel							2
Capacity of vessels purchased							8,100
Payments to acquire property, plant & equipment | $							$ 54,400
New Build Vessels
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel							18
Term of agreement								18 years
Payments to acquire property, plant & equipment | $							$ 2,118,139
Capacity in TEUs								12,000
New Build Vessels | Minimum
Property Plant And Equipment [Line Items]
Capacity in TEUs							7,000
New Build Vessels | Maximum
Property Plant And Equipment [Line Items]
Capacity in TEUs							15,500